UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

Commission file number 0-17156

NOTIFICATION OF LATE FILING

(Check One):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: September 30, 2012

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:         N/A

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:  N/A

PART I - REGISTRANT INFORMATION

Merisel, Inc.
Full Name of Registrant

Former Name if Applicable

127 West 30th Street, 5th Floor
Address of Principal Executive Office (Street Number)

New York, NY 10001
City, State and Zip Code

Reliance on Securities Exchange Commission Exemptive Order
Pursuant to Sections 17A and 36 of the Securities and Exchange
Act of 1934

(SEC Release No. 68224 dated November 14, 2012)

The registrant is relying on Release No. 68224, dated November 14, 2012.  The registrant was impacted by the effects brought by Hurricane Sandy, and is still quantifying such effects, including but not limited to the extent and timing of insurance reimbursement. Accordingly, the registrant was not in a position to file the Report on Form 10-Q prior to November 21, 2012 and additional time is necessary to complete the information required for the filing.  The Company believes it will be able to file its Report on Form 10-Q on November 26, 2012.

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

The Company experienced damage on October 29th and 30th from Hurricane Sandy in its Carlstadt, New Jersey facility, including extended outages to the computer equipment hosting all management and financial reporting systems.  As a result, the Company cannot finalize its Form 10-Q for the quarter ended September 30, 2012 within the prescribed period without unreasonable effort or expense.

PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Victor L. Cisario	(212)	594-4800
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s)
☒ Yes             ☐ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
☒ Yes             ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Merisel, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 21, 2012	By:	/s/ Victor L. Cisario
Name: Victor L. Cisario
Title: Chief Financial Officer